UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 7, 2010

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total:  $143791



List of Other Included Managers:

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hathaway Inc C COM              084670108     2976     3000 SH       Sole                     3000
3m Co                          COM              88579Y101     6341    76702 SH       Sole                    76702
AT&T Inc.                      COM              00206R102      556    19837 SH       Sole                    19837
Allergan Inc.                  COM              018490102      302     4800 SH       Sole                     4800
Automatic Data Processing      COM              053015103     5784   135075 SH       Sole                   135075
Bank Of Hawaii                 COM              062540109      235     5000 SH       Sole                     5000
Berkshire Hathaway Inc Cl B    COM              084670207     4817     1466 SH       Sole                     1466
Bp Plc Adr                     COM              055622104     1195    20622 SH       Sole                    20622
Bridgehampton National Bank    COM              108035106     3425   142460 SH       Sole                   142460
Bristol Myers                  COM              110122108      222     8800 SH       Sole                     8800
Cadbury Plc Spons Adr          COM              12721E102     1655    32200 SH       Sole                    32200
Caterpillar Inc.               COM              149123101      712    12500 SH       Sole                    12500
Chevron Corporation            COM              166764100     1568    20368 SH       Sole                    20368
Cisco Sys Inc                  COM              17275R102      982    41000 SH       Sole                    41000
Coca-Cola                      COM              191216100      752    13200 SH       Sole                    13200
Deere & Company                COM              244199105     1082    20000 SH       Sole                    20000
Diageo Plc                     COM              25243Q205     3939    56755 SH       Sole                    56755
Disney Walt Co                 COM              254687106      452    14000 SH       Sole                    14000
Duke Energy                    COM              26441C105     1070    62200 SH       Sole                    62200
Ei Dupont De Nemours & Co      COM              263534109      629    18690 SH       Sole                    18690
Emerson Elec Co                COM              291011104     6554   153845 SH       Sole                   153845
Eog Res Inc Com                COM              26875P101      389     4000 SH       Sole                     4000
Exxon Mobil Corp               COM              30231G102     4727    69315 SH       Sole                    69315
Factset Research Sys           COM              303075105     4356    66135 SH       Sole                    66135
Fpl Group Inc.                 COM              302571104      211     4000 SH       Sole                     4000
General Elec Co                COM              369604103     5852   386796 SH       Sole                   386796
Glaxo Smithkline Plc           COM              37733W105      365     8648 SH       Sole                     8648
Google Inc. Cl A               COM              38259P508     4608     7432 SH       Sole                     7432
Heineken Holding               COM              N39338194      424    10125 SH       Sole                    10125
Heinz H J Co                   COM              423074103     2550    59625 SH       Sole                    59625
Hewlett Packard                COM              428236103     1164    22600 SH       Sole                    22600
Honeywell International Inc    COM              438516106     2284    58275 SH       Sole                    58275
Intel Corp.                    COM              458140100      645    31600 SH       Sole                    31600
International Business Machine COM              459200101     5042    38521 SH       Sole                    38521
Johnson & Johnson              COM              478160104     6071    94249 SH       Sole                    94249
Kraft Foods Inc Class A        COM              50075N104     1795    66050 SH       Sole                    66050
L 3 Communications Hldg Corp   COM              502424104     4316    49640 SH       Sole                    49640
Laboratory Amer Hldgs Com New  COM              50540R409     1242    16600 SH       Sole                    16600
Medtronic Inc.                 COM              585055106     4615   104930 SH       Sole                   104930
Nestle Sa                      COM              641069406     5010   103628 SH       Sole                   103628
Newell Rubbermaid Inc Com      COM              651229106      293    19500 SH       Sole                    19500
Norfolk Southern Corp.         COM              655844108      681    13000 SH       Sole                    13000
Pepsico Inc.                   COM              713448108     3124    51377 SH       Sole                    51377
Pfizer Inc.                    COM              717081103     1050    57710 SH       Sole                    57710
Philip Morris Intl Inc Com     COM              718172109      573    11900 SH       Sole                    11900
Plum Creek Timber Co.          COM              729251108      378    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     6278   103538 SH       Sole                   103538
Royal Dutch Shell Plc Spons Ad COM              780259206      481     8000 SH       Sole                     8000
Schlumberger                   COM              806857108     5171    79450 SH       Sole                    79450
Sherwin-Williams Company       COM              824348106      382     6200 SH       Sole                     6200
Staples Inc.                   COM              855030102     5875   238926 SH       Sole                   238926
Stryker Corp                   COM              863667101     3748    74400 SH       Sole                    74400
Target Corp                    COM              87612E106     4154    85890 SH       Sole                    85890
Tesco PLC Ord                  COM              G87621101       79    11400 SH       Sole                    11400
Verizon Communications         COM              92343V104      522    15757 SH       Sole                    15757
Walgreen Co.                   COM              931422109     5242   142765 SH       Sole                   142765
XTO Energy Inc.                COM              98385X106     4386    94260 SH       Sole                    94260
Money Mkt Obligs Tr Autcash Mg                                 457 456977.820 SH     Sole               456977.820